Global Atlantic Portfolios

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

(a series of Forethought Variable Insurance Trust)

Class II Shares

Supplement dated August 12, 2022

to the Prospectus

dated May 1, 2022 (the “Prospectus”)

Effective October 1, 2022 David Yuen will no longer serve as a portfolio manager for the Global Atlantic Franklin Dividend and Income Managed Risk Portfolio (the “Portfolio”). In addition, effective August 1, 2022, Thomas Runkel will serve as a portfolio manager for the Portfolio. Accordingly, effective October 1, 2022, all references to Mr. Yuen in the Prospectus are deleted in their entirety.

A.        The information under the heading “PORTFOLIO SUMMARY – MANAGEMENT,” is updated to include the following row to the table below the row for Ms. Chou:

Thomas Runkel, CFA	Vice President and Portfolio Manager of Franklin Advisers	August 1, 2022

B.         Under the heading “MANAGEMENT – PORTFOLIO MANAGERS,” the following is added:

Thomas Runkel, CFA, Vice President and Portfolio Manager, Franklin Advisers

Thomas Runkel is a vice president and portfolio manager for Franklin Templeton. Mr. Runkel focuses on relative value security selection and allocation among the credit sectors for the multi-sector fixed income portfolios. He also serves as the director of portfolio strategies and the lead portfolio manager for the SMA Taxable Fixed Income strategies and supervises the Franklin SMA Taxable Fixed Income Portfolio Management team.

Mr. Runkel joined Franklin Templeton in 1983 and served as a senior portfolio manager for Franklin Templeton's taxable money fund and investment grade fixed income assets as well as a trader for taxable fixed income and equity securities. Mr. Runkel founded Runkel Funds, Inc. in 2002 and managed a large-cap value fund until late 2005 before returning to Franklin Templeton in 2006.

Mr. Runkel has an M.B.A. from the University of Santa Clara and earned a B.S. in political science from the University of California, Davis. He is a Chartered Financial Analyst (CFA) charterholder.

This Supplement and the Summary Prospectus, Prospectus, and SAI provide information that you should know before investing in a Portfolio. These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling Shareholder Services at 1-877-355-1820.

Please retain this Supplement for future reference.

FVIT-1071_081222

Global Atlantic Portfolios

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

(a series of Forethought Variable Insurance Trust)

Class II Shares

Supplement dated August 12, 2022 to the

Statement of Additional Information

dated May 1, 2022 (the “SAI”)

Effective October 1, 2022 David Yuen will no longer serve as a portfolio manager for the Global Atlantic Franklin Dividend and Income Managed Risk Portfolio (the “Portfolio”). In addition, effective August 1, 2022, Thomas Runkel will serve as a portfolio manager for the Portfolio. Accordingly, effective October 1, 2022, all references to Mr. Yuen in the SAI are deleted in their entirety.

A.	Under the heading “PORTFOLIO MANAGERS,” the second paragraph is deleted and replaced with the following:

Nicholas P.B. Getaz, Matt Quinlan, Amritha Kasturirangan and Nayan Sheth (with respect to the equity sleeve of the capital appreciation and income component) and Sonal Desai, David Yuen, Patrick Klein, Tina Chou and Thomas Runkel (with respect to the fixed-income sleeve of the capital appreciation and income component) and Adam Schenck and Maria Schiopu (with respect to the managed risk portion) are portfolio managers of the Global Atlantic Franklin Dividend and Income Managed Risk Portfolio and are responsible for the day-to-day management of the Portfolio.

B.	The information under the heading “PORTFOLIO MANAGERS – Franklin Advisers” is updated to include the following:

Franklin Advisers, Inc.
Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee

Thomas Runkel, CFA*
Registered Investment Cos.	3	$1.08 billion	0	N/A
Other Pooled Investment Vehicles	44	$715.5 million	0	N/A
Other Accounts	1	$21.6 million	0	N/A

* Information is as of June 30, 2022.

C.	Under the heading “PORTFOLIO MANAGERS – OWNERSHIP OF SECURITIES,” the sentence is deleted and replaced with the following:

The portfolio managers, except Mr. Runkel, did not own shares of the Portfolios they manage as of December 31, 2021. Mr. Runkel did not own shares of the Portfolio he manages as of June 30, 2022.

This Supplement and the Summary Prospectus, Prospectus, and SAI provide information that you should know before investing in a Portfolio. These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling Shareholder Services at 1-877-355-1820.

Please retain this Supplement for future reference.

FVIT-1072_081222